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August 23, 2024	vedderprice.com Jacob C. Tiedt Shareholder +1 312 609 7697 jtiedt@vedderprice.com via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Tortoise Capital Series Trust (the “Registrant”)

File No. 811-23997

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s initial Registration Statement on Form N-1A (the “Registration Statement”) pursuant to the Securities Act of 1933 and the Investment Company Act of 1940. The Registrant is a newly-formed Maryland statutory trust consisting of a single series, Tortoise Power and Energy Infrastructure Fund (the “Acquiring Fund”). The Acquiring Fund is a newly-created series formed in connection with the proposed mergers of each of Tortoise Pipeline & Energy Fund, Inc., Tortoise Energy Independence Fund, Inc. and Tortoise Power and Energy Infrastructure Fund, Inc. (each, a “Target Fund”) with and into a wholly-owned subsidiary of the Acquiring Fund. The Registrant will provide additional information regarding the officers and trustees of the Registrant, as well as provide other necessary information and respond to staff comments, by amending Registrant’s Registration Statement following the organizational meeting of the Registrant’s Board of Trustees.

The Registrant intends to file a Registration Statement on Form N-14 (the “Registrant N-14”) relating to the issuance of shares of the Acquiring Fund in connection with the proposed mergers immediately following this filing. To the extent the Registration Statement and the Registrant N-14 require disclosure of the same information, the disclosures set forth in the Registration Statement are substantively identical to those in the Registrant N-14.

Please contact the undersigned at (312) 609-7697 or Deborah Bielicke Eades at (312) 609-7661 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Jacob C. Tiedt
Jacob C. Tiedt
Shareholder

cc:	Deborah Bielicke Eades, Shareholder, Vedder Price P.C.

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